Long-term Financing Arrangements - Finance Obligations/Other Loans/Debt Covenants (Details)	3 Months Ended	12 Months Ended
	Jan. 07, 2024 USD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2011 USD ($)	Apr. 24, 2022 USD ($)	Jun. 04, 2021	Nov. 30, 2019 debt_instrument
Debt Instrument [Line Items]
Interest rate					1.07%
Debt outstanding	$ 71,246,000	$ 37,255,000		$ 23,946,000
Minimum liquidity		1,000,000
Long-term debt		43,622,000
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Face amount	$ 1,270,000
Interest rate	10.00%
Debt term	5 years
Debt outstanding	$ 1,236,000
Long-term debt	4,834,000	$ 3,995,000		4,488,000
Notes Payable, Other Payables [Member] | Ascentium Capital LLC
Debt Instrument [Line Items]
Interest rate		8.50%
Debt outstanding		$ 127,000		180,000
Number of debt instruments | debt_instrument						7
Notes Payable, Other Payables [Member] | Ascentium Capital LLC | Minimum
Debt Instrument [Line Items]
Periodic payment		600,000
Notes Payable, Other Payables [Member] | Ascentium Capital LLC | Maximum
Debt Instrument [Line Items]
Periodic payment		800,000
Notes Payable, Other Payables [Member] | Northbrook, Illinois Financing Obligation
Debt Instrument [Line Items]
Face amount			$ 7,000,000
Interest rate			8.15%
Debt term			15 years
Debt outstanding	$ 3,597,000	3,995,000
Long-term debt		$ 3,995,000		$ 4,488,000